Performance Management - Federated Hermes Trust for U S Treasury Obligations	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The total returns shown below are for an existing class of shares, Service Shares (SS), offered by the Fund in a separate prospectus and not offered in this prospectus. The total returns for the SS class are disclosed below because the Automated Shares (AS) commenced operations on or about August 1, 2025 and have not yet completed their first calendar year of operations as of the date of this Prospectus. The total returns for the AS class would be substantially similar to the annual returns for the SS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. It is anticipated that the expense ratio of the AS class will be higher than the expense ratio of the SS class; accordingly, the actual performance of the AS class is anticipated to be lower than the performance of the SS class.The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis.
Performance One Year or Less [Text]	The total returns for the SS class are disclosed below because the Automated Shares (AS) commenced operations on or about August 1, 2025 and have not yet completed their first calendar year of operations as of the date of this Prospectus.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The total returns shown below are for an existing class of shares, Service Shares (SS), offered by the Fund in a separate prospectus and not offered in this prospectus. The total returns for the SS class are disclosed below because the Automated Shares (AS) commenced operations on or about August 1, 2025 and have not yet completed their first calendar year of operations as of the date of this Prospectus. The total returns for the AS class would be substantially similar to the annual returns for the SS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses.
Bar Chart [Heading]	Federated Hermes Trust for U S Treasury Obligations – SS Class
Bar Chart Closing [Text Block]

The Fund's SS class total return for the six-month period from January 1, 2025 to June 30, 2025, was 1.97%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.23% (quarter ended March 31, 2024). Its lowest quarterly return was 1.09% (quarter ended December 31, 2024).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The following table represents the Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2024.
Performance Table Closing [Text Block]	The Fund’s SS class 7-Day Net Yield as of December 31, 2024, was 4.08%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Optional Text]	The Fund’s SS class 7-Day Net Yield as of December 31, 2024
Money Market Seven Day Yield Phone	1-800-341-7400
Money Market Seven Day Yield	4.08%
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
SS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's SS class total return for the six-month period
Bar Chart, Year to Date Return	1.97%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	1.09%
Lowest Quarterly Return, Date	Dec. 31, 2024